Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Pershing Gold Corp.
Entity Central Index Key	0001432196
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company